Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares
Total revenue	$ 8,811,646	$ 6,449,748	$ 13,353,013	$ 7,215,952
Total Cost of revenue	(7,907,554)	(5,787,992)	(8,711,448)	(5,167,588)
Gross profit	904,092	661,756	4,641,565	2,048,364
Operating expenses
General and administrative expenses	(2,028,293)	(1,484,624)	(1,720,155)	(1,327,124)
Total operating expenses	(2,028,293)	(1,484,624)	(1,720,155)	(1,327,124)
Income (loss) from operations	(1,124,201)	(822,868)	2,921,410	721,240
Other income (expenses)
Interest expenses, net	(108,673)	(79,544)	(78,069)	(42,938)
Other income	35,786	26,194	24,834	50,478
Total other income (expense), net	(72,887)	(53,350)	(53,235)	7,540
Income (loss) before income taxes	(1,197,088)	(876,218)	2,868,175	728,780
Income tax (expenses) benefit	165,950	121,468	(478,009)	(111,055)
Net income (loss)	(1,031,138)	(754,750)	2,390,166	617,725
Other comprehensive income
Foreign currency translation adjustments	250,665	183,476
Total Comprehensive income (loss)	$ (780,473)	$ (571,274)	$ 2,390,166	$ 617,725
Weighted average number of outstanding ordinary shares
Basic (in Shares)	20,308,219	20,308,219	20,000,000	20,000,000
Diluted (in Shares)	20,308,219	20,308,219	20,000,000	20,000,000
Earnings (loss) per share
Basic (in Dollars per share and Dollars per share) | (per share)	$ (0.05)	$ (0.04)	$ 0.12	$ 0.03
Diluted (in Dollars per share and Dollars per share) | (per share)	$ (0.05)	$ (0.04)	$ 0.12	$ 0.03
Cost of revenue
Total Cost of revenue	$ (7,907,554)	$ (5,787,992)	$ (8,534,597)	$ (4,837,012)
Cost of revenue from a related party
Total Cost of revenue			(176,851)	(330,576)
Revenue
Total revenue	8,811,646	6,449,748	13,167,319	6,868,847
Revenue from a related party
Total revenue			$ 185,694	$ 347,105